Assets Held For Sale - Schedule of Assets Held for Sale (Details) - Held for sale - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets held for sale
Cash	$ 0.0	$ 4.9
Accounts receivable	0.0	85.2
Inventory	0.0	0.5
Property, plant and equipment	22.9	1,189.6
Intangible assets	0.0	248.7
Operating right-of-use assets	0.4
Goodwill	1.0	0.0
Other long-term assets	3.2	0.0
Total assets held for sale	27.5	1,528.9
Liabilities associated with assets held for sale
Accounts payable and accrued liabilities	0.0	23.8
Asset retirement obligations	0.2	10.8
Unamortized investment tax credits	3.2	0.0
Disposal Group, Including Discontinued Operation, Operating Lease Liabilities, Non-current	0.4
Other long-term liabilities	0.0	136.8
Total liabilities associated with assets held for sale	$ 3.8	$ 171.4